Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	ALGER GLOBAL FOCUS FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Aug. 15, 2018
Document Effective Date	Aug. 15, 2018
Prospectus Date	Aug. 15, 2018
Class A, C Prospectus | ALGER GLOBAL FOCUS FUND | ALGER GLOBAL FOCUS FUND CLASS A
Prospectus:
Trading Symbol	CHUSX
Class A, C Prospectus | ALGER GLOBAL FOCUS FUND | ALGER GLOBAL FOCUS FUND CLASS C
Prospectus:
Trading Symbol	CHUCX
Class I Prospectus | ALGER GLOBAL FOCUS FUND | ALGER GLOBAL FOCUS FUND CLASS I
Prospectus:
Trading Symbol	AFGIX
Class Z Prospectus | ALGER GLOBAL FOCUS FUND | ALGER GLOBAL FOCUS FUND CLASS Z
Prospectus:
Trading Symbol	AFGZX